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               THE LINCOLN NATIONAL LIFE INSURANCE COMPANY:
           LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

                    SUPPLEMENT DATED MAY 17, 2004
                 TO THE PROSPECTUSES DATED MAY 1, 2004
            PRODUCTS: LINCOLN CVUL, LINCOLN CVUL SERIES-III

The information in this supplement updates and amends certain information contained in the May 1, 2004 Prospectus. Keep this supplement with your Prospectus for reference.

The following changes apply to the "Funds" section of the Prospectus:

     1. The following funds shown in the Prospectus were recently added as investment options and should be annotated with "THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.":

         AMERICAN FUNDS INSURANCE SERIES
               GLOBAL SMALL CAPITALIZATION FUND
               INTERNATIONAL FUND

         LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               AGGRESSIVE GROWTH FUND
               GLOBAL ASSET ALLOCATION FUND

     2. Under the Neuberger Berman Advisers Management Trust, the reference to the Regency Portfolio should be replaced with:

         PARTNERS PORTFOLIO (I CLASS):  Capital Appreciation